Consolidated Statement of Cash Flows - USD ($)	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Operating Activities:
Net Income	$ 296,697,000	$ 264,431,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	181,783,000	175,854,000
Change in deferred taxes, net	(12,723,000)	(52,797,000)
(Gain) loss on sale of investments	(890,000)	(1,043,000)
Stock Option Compensation Expense	7,424,000	4,478,000
Investment in equity method investees, net	(16,349,000)	(3,797,000)
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	265,655,000	109,125,000
Inventories, net	19,242,000	93,321,000
Prepaid expenses, other current and non-current assets	(46,536,000)	(119,698,000)
Accounts receivable, related parties	(647,000)	(15,618,000)
Accounts payable, related parties	76,990,000	12,411,000
Accounts payable, accrued expenses and other current and non-current liabilities	(151,537,000)	129,948,000
Income tax payable	34,340,000	(17,171,000)
Net cash provided by (used in) operating activities	179,801,000	447,270,000
Investing Activities:
Purchases of property, plant and equipment	250,178,000	201,196,000
Proceeds from sale of property, plant and equipment	3,920,000	3,579,000
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	91,058,000	21,896,000
Proceeds from divestitures	216,000	10,678,000
Net cash (used in) provided by investing activities	(337,100,000)	(208,835,000)
Financing Activities:
Proceeds from short-term debt and other financial liabilities	285,509,000	53,153,000
Repayments of short-term debt and other financial liabilities	58,041,000	61,417,000
Proceeds from short-term debtfrom related parties	42,647,000	20,608,000
Repayments of short-term debt from related parties		0
Proceeds from long-term debt and capital lease obligations (net of debt issuance costs of $178,593 in 2012 and $127,854 in 2011)	60,000	1,860,000
Repayments of long-term debt and capital lease obligations	53,495,000	60,850,000
Increase (decrease) of accounts receivable securitization program	51,000,000	156,250,000
Proceeds from exercise of stock options	2,544,000	16,451,000
Distributions to Noncontrolling interests	(66,576,000)	(62,015,000)
Contributions from noncontrolling interests	13,299,000	11,171,000
Payment of dividends [N]	0	0
Net cash (used in) provided by financing activities	114,947,000	(237,289,000)
Effect of exchange rate changes on cash and cash equivalents	10,622,000	(12,079,000)
Cash and Cash Equivalents:
Net (decrease) in cash and cash equivalents	(31,730,000)	(10,933,000)
Cash and cash equivalents at beginning of period	549,500,000	549,500,000
Cash and cash equivalents at end of period	$ 517,770,000	$ 622,922,000